Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share

Basic earnings (loss) per share and diluted earnings (loss) per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2016, 2017 and 2018 as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net profit attributable to PPDAI Group Inc.	501,490	1,082,983	2,469,074
Accretion on Series A convertible redeemable preferred shares redemption value	(236,662)	(1,237,274)	—
Accretion on Series B convertible redeemable preferred shares redemption value	(171,106)	(905,861)	—
Accretion on Series C convertible redeemable preferred shares redemption value	(154,254)	(930,336)	—

Net income (loss) attributable to ordinary shareholders-Basic and diluted	(60,532)	(1,990,488)	2,469,074

Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding
Basic	665,000,000	779,804,270	1,498,780,165

Diluted	665,000,000	779,804,270	1,599,592,231
Net income (loss) per share - Basic	(0.0910)	(2.5525)	1.6474

Net income (loss) per share - Diluted	(0.0910)	(2.5525)	1.5436

Net income (loss) per ADS - Basic	(0.4551)	(12.7627)	8.2369

Net income (loss) per ADS - Diluted	(0.4551)	(12.7627)	7.7178